Voya Russell Large Cap Index Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			18.13%	14.14%	14.79%
Performance Inception Date		Mar. 10, 2008
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.19%	15.14%	15.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.75%	14.72%	15.36%
Performance Inception Date		Mar. 10, 2008
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.19%	15.14%	15.78%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			18.51%	14.45%	15.09%
Performance Inception Date		Mar. 10, 2008
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.19%	15.14%	15.78%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			18.28%	14.25%	14.90%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.19%	15.14%	15.78%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.